Goodwill And Other Acquired Intangible Assets (Schedule Of Definite-Lived Intangible Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Gross Carrying Amount	$ 46,754	$ 46,754
Accumulated Amortization	(26,694)	(21,545)
Net Carrying Amount	20,060	25,209
Core Deposit Intangibles [Member]
Goodwill [Line Items]
Gross Carrying Amount	45,406	45,406
Accumulated Amortization	(26,284)	(21,385)
Net Carrying Amount	19,122	24,021
Customer Relationship Intangible Asset [Member]
Goodwill [Line Items]
Gross Carrying Amount	1,348	1,348
Accumulated Amortization	(410)	(160)
Net Carrying Amount	$ 938	$ 1,188